ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($)				12 Months Ended
	Mar. 01, 2020	Jul. 22, 2019	May 21, 2019	Dec. 31, 2020
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)				50.00%
Term of agreement				10 years
New Admiral Limited [Member] | Marvel Billion Development Limited [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Payment received from sale of equity interest of a subsidiary		$ 1,000,000
Payment by Buyer for net liabilities		$ 4,521,053
Unicorn
Organization Consolidation And V I E Arrangements [Line Items]
Ordinary shares issued for consideration			632,660,858
NBPay Investment
Organization Consolidation And V I E Arrangements [Line Items]
Ordinary shares issued for consideration	761,789,601